Schedule of inventory (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Depreciation and amortization expense	$ 58,814	$ 30,718
Amortization expense	$ 35,439	$ 0